BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Basis of Presentation and Change In Accounting Policies [Text Block]
2.	BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY

a)	Basis of presentation:

On or about August 7, 2018, holders of the common stock and exchangeable shares of the Company approved, through a majority shareholder vote, an amendment to the Company’s Amended and Restated Certificate of Incorporation authorizing the Board of Directors to effect a reverse stock split of Bionik’s common stock and exchangeable shares at a ratio up to one-to-one hundred and fifty (1:150).

On October 29, 2018, the Company effected a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis. All owners of record on October 29, 2018 received one issued and outstanding share of Bionik common stock or exchangeable share in exchange for one hundred and fifty issued and outstanding shares of Bionik common stock or Bionik exchangeable stock. No fractional shares were issued in connection with the reverse stock split. All fractional shares created by the one-for-one hundred and fifty exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Bionik common stock, which remains at $0.001. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.

b)	Change in accounting policy

The FASB issued ASU No. 2017-11,
Earnings Per Share (Topic 260) Distinguishing Liabilities From Equity (Topic 480) Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments With Down Round Features II Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests With a Scope Exception
, allows a financial instrument with a down-round feature to no longer automatically be classified as a liability solely based on the existence of the down-round provision. The update also means the instrument would not have to be accounted for as a derivative and be subject to an updated fair value measurement each reporting period.

On consideration of the above factors, the Company elected to early adopt ASU 2017-11 on July 1, 2017. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other organizations, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020.

The early adoption allows the Company to reduce the cost and complexity of updating the fair value measurement each reporting period and eliminate the unnecessary volatility in reported earnings created by the revaluation when the Company’s shares’ value changes.

The Company presented the change in accounting policy through the retrospective application of the new accounting principle to all prior periods, as described in ASU No. 250-10-45-5, Accounting Changes and Error Corrections.

The following financial statement line items for the periods indicated were affected by the change in accounting principle.

Income statement

	Period ended June 30, 2017
	As originally reported	As adjusted	Effect of change
Sales	$87,520	$87,520	$-
Cost of Sales	29,300	29,300	-
Total operating expenses	2,127,589	2,127,589	-
Total other expenses	175,953	171,149	(4,804)
Net loss and comprehensive loss for the period	(2,245,322)	(2,240,518)	4,804

Statement of Cash Flows

	As originally reported	As adjusted	Effect of change
Net loss for period	$(2,245,322)	$(2,240,518)	$4,804
Adjustment for items not affecting cash and changes in non-cash working capital items	938,665	933,861	(4,804)
Net cash used in operating activities	(1,306,657)	(1,306,657)	-
Net cash used in investing activities	(15,600)	(15,600)	-
Net cash provided by financing activities	1,625,038	1,625,038	-
Net increase in cash and cash equivalents for the period	302,781	302,781	-
Cash and cash equivalents, beginning of period	543,650	543,650	-
Cash and cash equivalents, end of period	846,431	846,431	-

2.	BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY

a)	Basis of presentation

On or about August 7, 2018, holders of the common stock and exchangeable shares of the Company approved, through a majority shareholder vote, an amendment to the Company’s Amended and Restated Certificate of Incorporation authorizing the Board of Directors to effect a reverse stock split of Bionik’s common stock and exchangeable shares at a ratio up to one-to-one hundred and fifty.

On October 29, 2018, the Company effected a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis. All owners of record on October 29, 2018 received one issued and outstanding share of Bionik common stock or exchangeable share in exchange for one hundred and fifty issued and outstanding shares of Bionik common stock or Bionik exchangeable stock. No fractional shares were issued in connection with the reverse stock split. All fractional shares created by the one-for-one hundred and fifty exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Bionik common stock, which remains at $0.001. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.

b)	Change in accounting policy

The FASB issued ASU No. 2017-11,
Earnings Per Share (Topic 260) Distinguishing Liabilities From Equity (Topic 480) Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments With Down Round Feature II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests With a Scope Exception
, allows a financial instrument with a down-round feature to no longer automatically be classified as a liability solely based on the existence of the down-round provision. The update also means the instrument would not have to be accounted for as a derivative and be subject to an updated fair value measurement each reporting period.

On consideration of the above factors, the Company elected to early adopt ASU 2017-11 on July 1, 2017, the ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other organizations, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020.

The early adoption allows the Company to reduce the cost and complexity of updating the fair value measurement each reporting period and eliminate the unnecessary volatility in reported earnings created by the revaluation when the Company’s shares’ value changes.

The Company presented the change in accounting policy through the retrospective application of the new accounting principle to all prior periods, as described in ASU No. 250-10-45-5, Accounting Changes and Error Corrections. The following financial statement line items for the year ended March 31, 2017 were affected by the change in accounting principle.

Income Statement

		As of
	As originally	March 31, 2017	Effect
	reported	As adjusted	of change
Sales	$571,945	$571,945	$-
Cost of Sales	388,756	388,756	-
Total operating expenses	8,829,481	8,829,481	-
Total other expenses	(4,709,718)	(576,890)	(4,132,828)
Net income (loss) and comprehensive loss for the Period	(3,936,574)	(8,069,402)	(4,132,828)
Basic loss per share	(6.00)	(13.19)	(7.50)
Diluted loss per share	(6.00)	(13.19)	(7.50)

Balance sheet

As a result of the accounting policy change, the Company’s deficit as of April 1, 2017 increased from ($15,588,554), as originally reported under ASU No. 2016-01, to ($21,076,464) using ASU No. 2017-11.

	As originally reported	As at March 31, 2017 As adjusted	Effect of change
Balance Sheet
Current assets	$1,402,580	$1,402,580	$-
Capital assets	227,421	227,421	-
Intangible assets	27,338,899	27,338,899	-
Total assets	$28,968,900	$28,968,900	$-
Warrant derivative liability	959,600	-	(959,600)
Other current liabilities	4,818,205	4,818,250	45
Total liabilities	$5,777,805	$4,818,250	$(959,555)
Common stock	645	645	-
Additional paid in capital	38,736,855	45,184,320	6,447,465
Deficit	(15,588,554)	(21,076,464)	(5,487,910)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity	$23,191,095	$24,150,650	$959,555
Total liabilities and shareholders’ equity	$28,968,900	$28,968,900	$-

Statement of cash flows

	As originally reported	As at March 31, 2017 As adjusted	Effect of change
Net income (loss) for year	$(3,936,574)	$(8,069,402)	$(4,132,828)
Adjustment for items not affecting cash and changes in non-cash working capital items	(3,055,739)	1,077,089	4,132,828
Net cash (used in) operating activities	(6,992,313)	(6,992,313)	-
Net cash (used in) investing activities	(170,790)	(170,790)	-
Net cash provided by financing activities	2,324,996	2,324,996	-
Net (decrease) in cash and cash equivalents for the year	(4,838,107)	(4,838,107)	-
Cash and cash equivalents, beginning of year	5,381,757	5,381,757	-
Cash and cash equivalents, end of year	$543,650	$543,650	$-